Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—95.1%
	Belgium—0.9%
916,013	Fagron NV	$12,993,802
552,008	KBC Group NV	35,434,969
		48,428,771
	Canada—2.0%
251,390	Lassonde Industries, Inc., Class A(a)	20,646,282
1,124,700	National Bank of Canada	75,727,061
470,779	Winpak, Ltd.	14,613,797
		110,987,140
	China—4.7%
6,558,340	Alibaba Group Holding, Ltd.(b)	71,968,707
4,349,576	Baidu, Inc., Class A(b)	62,032,142
41,516,695	Dali Foods Group Co., Ltd.	18,889,095
3,734,350	Haitian International Holdings, Ltd.	9,953,554
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	6,591,769
1,485,150	Tencent Holdings, Ltd.	62,974,934
15,974,780	Uni-President China Holdings, Ltd.	15,946,119
22,047,485	WH Group, Ltd.	12,859,760
		261,216,080
	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	2,066,315
	Finland—0.6%
2,365,373	Kemira Oyj	36,187,485
	France—10.5%
112,219	Alten SA	14,017,711
1,590,007	Rubis SCA	41,743,122
1,647,635	Safran SA	205,755,940
2,895,521	SCOR SE	66,517,062
1,527,083	Tarkett SA(b)	18,742,462
3,831,330	TotalEnergies SE	239,785,894
		586,562,191
	Germany—8.7%
2,644,654	Deutsche Post AG, Registered	98,684,709
2,540,809	Fresenius SE & Co., KGaA	70,757,517
1,682,955	Henkel AG & Co., KGaA	107,831,339
792,204	Krones AG	88,258,893
42,354	KSB SE & Co., KGaA	18,080,922
254,527	Muenchener Rueckversicherungs AG, Registered	82,085,923
537,857	Norma Group SE	9,689,176
65,633	Rheinmetall AG	13,026,912
		488,415,391
	Hong Kong—1.6%
7,421,500	CK Hutchison Holdings, Ltd.	44,463,955
26,265,000	Emperor Entertainment Hotel, Ltd.(b)	1,985,451
5,542,142	Great Eagle Holdings, Ltd.	12,167,047
12,583,508	Hang Lung Group, Ltd.	23,062,774
Shares		Value*
	Hong Kong (continued)
59,000	Miramar Hotel & Investment	$91,969
10,820,000	TAI Cheung Holdings, Ltd.	6,113,582
		87,884,778
	Ireland—0.3%
1,719,755	Grafton Group plc	16,282,886
	Italy—1.9%
821,145	Buzzi Unicem SpA	15,776,269
1,800,000	Iveco Group NV(b)	10,678,179
4,365,000	SOL SpA	82,297,128
		108,751,576
	Japan—3.3%
891,970	ADEKA Corp.	14,479,508
1,001,300	Fuji Seal International, Inc.	12,713,652
440,730	Fuso Chemical Co., Ltd.	11,242,316
57,600	Konishi Co., Ltd.	727,889
3,363,180	Kuraray Co., Ltd.	26,773,470
1,368,360	Nabtesco Corp.	34,522,141
820,800	NGK Spark Plug Co., Ltd.	14,962,491
578,745	Nifco, Inc.	13,423,118
470	Nihon Kohden Corp.	11,349
164,400	Nippon Kanzai Co., Ltd.	3,126,512
104,825	Okamoto Industries, Inc.	2,923,064
193,700	Shizuoka Gas Co., Ltd.	1,607,297
1,284,760	Sumitomo Heavy Industries, Ltd.	25,512,314
271,950	Taikisha, Ltd.	6,827,758
588,565	Transcosmos, Inc.	14,376,091
164,305	YAMABIKO Corp.	1,357,234
		184,586,204
	Mexico—2.1%
1,357,016	Coca-Cola FEMSA SAB de CV, Sponsored ADR	92,114,246
9,067,593	Megacable Holdings SAB de CV	24,135,578
		116,249,824
	Netherlands—3.0%
2,160,839	Heineken Holding NV	166,383,692
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	4,848,660
	Singapore—5.5%
5,536,500	DBS Group Holdings, Ltd.	139,949,618
7,345,990	United Overseas Bank, Ltd.	168,040,277
		307,989,895
	South Korea—1.8%
160,642	Binggrae Co., Ltd.	5,001,052
131,339	Kangnam Jevisco Co., Ltd.	2,157,311
998,776	LG Corp.	61,844,348
360,632	LX Holdings Corp.(b)	2,415,591
618,300	Samsung Electronics Co., Ltd.	27,139,193
		98,557,495
	Sweden—4.7%
661,300	Autoliv, Inc.	50,642,354
9,470,920	Husqvarna AB, Class B	66,616,312

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Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
	Sweden (continued)
3,801,500	SKF AB, Class B	$58,147,851
3,901,988	Trelleborg AB, Class B	90,263,346
		265,669,863
	Switzerland—14.0%
142,761	Coltene Holding AG, Registered	11,757,877
2,535,079	Nestlé SA, Registered	292,651,465
80	Neue Zuercher Zeitung AG(b)	674,449
984,801	Novartis AG, Registered	89,069,005
68,178	Phoenix Mecano AG(a)	24,312,722
539,210	Roche Holding AG	169,339,306
429,703	TX Group AG	68,624,173
262,041	Zurich Insurance Group AG	125,201,393
		781,630,390
	United Kingdom—15.4%
4,003,983	Babcock International Group plc(b)	13,625,021
16,699,941	BAE Systems plc	171,620,556
12,219,853	CNH Industrial NV	195,444,884
5,296,459	Diageo plc	230,675,754
1,968,375	Howden Joinery Group plc	13,224,702
5,273,360	Inchcape plc	51,804,829
15,698,026	Johnson Service Group plc	18,297,778
17,304,144	Lookers plc	15,708,198
552,920	Unilever plc	27,660,818
2,283,205	Unilever plc (Ordinary Shares)	114,697,220
16,292,379	Vertu Motors plc	10,477,734
		863,237,494
	United States—14.0%
1,509,760	Alphabet, Inc., Class A(b)	133,206,125
1,200,900	Alphabet, Inc., Class C(b)	106,555,857
418	Berkshire Hathaway, Inc., Class A(b)	195,921,181
546,465	Cisco Systems, Inc.	26,033,593
687,282	FMC Corp.	85,772,794
2,589,316	Ionis Pharmaceuticals, Inc.(b)	97,798,465
787,517	Johnson & Johnson	139,114,878
		784,402,893

TOTAL COMMON STOCKS (Cost $3,012,632,362)		5,320,339,023

PREFERRED STOCKS—0.5%
	Chile—0.4%
11,044,000	Embotelladora Andina SA, Class A	21,259,651
Shares		Value*

	Croatia—0.1%
166,388	Adris Grupa DD	$8,579,010

TOTAL PREFERRED STOCKS (Cost $35,290,988)		29,838,661

REGISTERED INVESTMENT COMPANY—2.2%
122,416,620	Dreyfus Treasury Securities Cash Management– Institutional Shares 3.90%(d) (Cost $122,416,620)	122,416,620
Face Value
U.S. TREASURY BILL—1.7%
$100,000,000	4.132%(e) due 04/13/2023(f) (Cost $98,862,416)	98,870,833
INVESTMENTS IN SECURITIES (Cost $3,269,202,386)	99.5%	5,571,465,137

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.3	15,912,824
OTHER ASSETS AND LIABILITIES (Net)	0.2	11,030,428
NET ASSETS	100.0%	$5,598,408,389

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)	Rate disclosed is the 7-day yield at December 31, 2022.
(e)	Rate represents annualized yield at date of purchase.
(f)	This position has been segregated to cover certain open forward contracts. At December 31, 2022, liquid assets totaling $98,870,833 have been segregated to cover such open forward contracts.
Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
December 31, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	21.0%
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Beverage	8.7
Insurance	8.4
Banks	7.5
Software & Services	7.0
Food	6.6
Materials	5.5
Household & Personal Products	4.5
Energy	4.3
Retailing	2.7
Transportation	1.8
Health Care Equipment & Services	1.7
Media	1.7
Automobiles & Components	1.4
Technology Hardware & Equipment	1.4
Utilities	0.8
Real Estate	0.7
Commercial Services & Supplies	0.6
Consumer Services	0.0*
Tobacco	0.0*
Total Common Stocks	95.1
Preferred Stocks	0.5
Registered Investment Company	2.2
U.S. Treasury Bill	1.7
Unrealized Appreciation on Forward Contracts	0.3
Other Assets and Liabilities (Net)	0.2
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
December 31, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	15%
United States	14
Switzerland	14
France	10
Germany	9
Singapore	6
Sweden	5
China	5
Other Countries(a)	18
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Croatia, Czech Republic, Finland, Hong Kong, Ireland, Italy, Japan, Mexico, Netherlands, Philippines and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
300,000,000	Chinese Yuan	BNY	1/13/23	$46,483,522	$43,408,116	$(3,075,406)
400,000,000	Chinese Yuan	SSB	1/17/23	56,033,396	57,895,918	1,862,522
300,000,000	Chinese Yuan	JPM	1/20/23	42,073,376	43,432,311	1,358,935
36,000,000	Great Britain Pound Sterling	JPM	7/17/23	40,867,200	43,485,096	2,617,896
110,000,000	Hong Kong Dollar	SSB	4/28/23	14,050,236	14,119,497	69,261
16,500,000,000	South Korean Won	SSB	3/20/23	11,559,479	13,080,013	1,520,534
TOTAL				$211,067,209	$215,420,951	$4,353,742
FORWARD EXCHANGE CONTRACTS TO SELL(a)
23,000,000	Canadian Dollar	NTC	3/23/23	$(18,046,930)	$(16,986,597)	$1,060,333
28,000,000	Canadian Dollar	NTC	8/31/23	(21,634,485)	(20,723,729)	910,756
22,000,000	Canadian Dollar	NTC	12/8/23	(16,356,269)	(16,305,029)	51,240
50,000,000	Canadian Dollar	SSB	12/28/23	(36,931,031)	(37,067,269)	(136,238)
9,200,000,000	Chilean Peso	SSB	3/23/23	(10,828,625)	(10,672,152)	156,473
7,000,000,000	Chilean Peso	JPM	12/28/23	(7,647,766)	(7,963,037)	(315,271)
300,000,000	Chinese Yuan	BNY	1/13/23	(46,104,904)	(43,408,116)	2,696,788
400,000,000	Chinese Yuan	SSB	1/17/23	(61,285,025)	(57,895,918)	3,389,107
410,000,000	Chinese Yuan	JPM	1/20/23	(63,174,114)	(59,357,491)	3,816,623
840,000,000	Chinese Yuan	JPM	2/17/23	(129,874,145)	(121,879,465)	7,994,680
550,000,000	Chinese Yuan	JPM	8/31/23	(81,309,227)	(80,891,275)	417,952
60,000,000	European Union Euro	SSB	4/12/23	(66,982,800)	(64,483,510)	2,499,290
50,000,000	European Union Euro	BNY	5/15/23	(54,239,500)	(53,837,702)	401,798
50,000,000	European Union Euro	NTC	5/26/23	(53,785,750)	(53,871,602)	(85,852)
75,000,000	European Union Euro	BNY	5/30/23	(81,167,250)	(80,825,910)	341,340
75,000,000	European Union Euro	BNY	6/23/23	(80,244,750)	(80,937,129)	(692,379)
210,000,000	European Union Euro	SSB	12/1/23	(221,397,750)	(228,356,218)	(6,958,468)
65,000,000	European Union Euro	SSB	12/8/23	(68,787,550)	(70,704,953)	(1,917,403)
100,000,000	European Union Euro	NTC	12/8/23	(105,792,500)	(108,776,850)	(2,984,350)
120,000,000	Great Britain Pound Sterling	JPM	7/17/23	(145,050,000)	(144,950,322)	99,678
75,000,000	Great Britain Pound Sterling	NTC	8/3/23	(90,948,375)	(90,610,558)	337,817
90,000,000	Great Britain Pound Sterling	NTC	8/14/23	(110,088,900)	(108,745,568)	1,343,332
75,000,000	Great Britain Pound Sterling	NTC	9/15/23	(86,133,750)	(90,652,591)	(4,518,841)
65,000,000	Great Britain Pound Sterling	JPM	10/2/23	(73,561,800)	(78,579,991)	(5,018,191)
310,000,000	Hong Kong Dollar	SSB	4/28/23	(39,687,112)	(39,791,309)	(104,197)
300,000,000	Hong Kong Dollar	NTC	5/4/23	(38,369,304)	(38,509,425)	(140,121)
50,000,000	Hong Kong Dollar	NTC	6/15/23	(6,407,258)	(6,420,230)	(12,972)
140,000,000	Hong Kong Dollar	BNY	8/31/23	(17,902,543)	(17,981,429)	(78,886)
1,100,000,000	Japanese Yen	JPM	5/19/23	(9,716,370)	(8,501,255)	1,215,115
5,800,000,000	Japanese Yen	JPM	8/10/23	(51,309,271)	(45,362,323)	5,946,948
4,500,000,000	Japanese Yen	JPM	9/1/23	(40,064,103)	(35,306,223)	4,757,880
3,000,000,000	Japanese Yen	BNY	9/22/23	(26,012,313)	(23,608,759)	2,403,554
3,200,000,000	Japanese Yen	SSB	12/11/23	(25,332,289)	(25,476,580)	(144,291)
500,000,000	Mexican Peso	BNY	4/5/23	(23,084,879)	(25,210,066)	(2,125,187)
215,000,000	Mexican Peso	NTC	4/12/23	(9,942,196)	(10,825,937)	(883,741)
220,000,000	Mexican Peso	BNY	5/15/23	(10,188,487)	(11,008,807)	(820,320)
100,000,000	Mexican Peso	JPM	6/2/23	(4,674,972)	(4,987,085)	(312,113)
260,000,000	Mexican Peso	NTC	8/31/23	(12,087,401)	(12,760,251)	(672,850)
80,000,000	Philippine Peso	SSB	3/23/23	(1,487,819)	(1,432,075)	55,744
110,000,000	Philippine Peso	JPM	11/15/23	(1,851,229)	(1,958,198)	(106,969)
53,000,000	Singapore Dollar	SSB	1/12/23	(39,092,032)	(39,526,268)	(434,236)
60,000,000	Singapore Dollar	NTC	4/12/23	(44,301,695)	(44,818,017)	(516,322)
25,000,000	Singapore Dollar	JPM	5/26/23	(18,133,683)	(18,695,239)	(561,556)
85,000,000	Singapore Dollar	SSB	6/23/23	(61,545,145)	(63,609,472)	(2,064,327)
50,000,000	Singapore Dollar	JPM	7/7/23	(36,287,103)	(37,432,875)	(1,145,772)
63,500,000	Singapore Dollar	NTC	8/18/23	(46,639,736)	(47,607,057)	(967,321)
75,000,000	Singapore Dollar	JPM	12/28/23	(56,011,949)	(56,482,034)	(470,085)
60,000,000,000	South Korean Won	SSB	3/20/23	(49,023,613)	(47,563,682)	1,459,931
47,000,000,000	South Korean Won	JPM	5/15/23	(37,491,125)	(37,359,405)	131,720
22,000,000,000	South Korean Won	JPM	12/8/23	(16,952,418)	(17,665,767)	(713,349)
125,000,000	Swedish Krona	NTC	2/17/23	(13,888,580)	(12,030,990)	1,857,590
200,000,000	Swedish Krona	NTC	4/5/23	(21,301,523)	(19,300,622)	2,000,901
470,000,000	Swedish Krona	SSB	4/28/23	(50,521,337)	(45,407,811)	5,113,526
220,000,000	Swedish Krona	SSB	8/31/23	(21,055,654)	(21,377,014)	(321,360)
115,000,000	Swedish Krona	BNY	9/21/23	(10,979,359)	(11,184,330)	(204,971)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
20,000,000	Swiss Franc	JPM	1/20/23	$(22,109,953)	$(21,668,574)	$441,379
65,000,000	Swiss Franc	NTC	4/12/23	(71,401,502)	(71,044,833)	356,669
22,000,000	Swiss Franc	NTC	5/15/23	(22,980,702)	(24,129,210)	(1,148,508)
95,000,000	Swiss Franc	BNY	12/8/23	(104,464,482)	(106,339,310)	(1,874,828)
130,000,000	Swiss Franc	SSB	12/13/23	(144,438,025)	(145,587,756)	(1,149,731)
85,000,000	Swiss Franc	JPM	12/28/23	(95,238,095)	(95,336,171)	(98,076)
TOTAL				$(3,033,348,453)	$(3,021,789,371)	$11,559,082
Unrealized Appreciation on Forward Contracts (Net)						$15,912,824

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—96.4%
	Belgium—1.0%
79,510	Fagron NV	$1,127,863
46,370	KBC Group NV	2,976,623
		4,104,486
	Canada—1.5%
3,500	E-L Financial Corp., Ltd.	2,301,561
21,490	Lassonde Industries, Inc., Class A	1,764,941
71,730	Winpak, Ltd.	2,226,624
		6,293,126
	China—5.9%
598,860	Alibaba Group Holding, Ltd.(a)	6,571,660
340,680	Baidu, Inc., Class A(a)	4,858,660
6,681,815	Dali Foods Group Co., Ltd.	3,040,065
1,004,050	Haitian International Holdings, Ltd.	2,676,199
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	364,237
87,160	Tencent Holdings, Ltd.	3,695,852
1,173,000	Times Neighborhood Holdings, Ltd.	152,215
2,729,475	Uni-President China Holdings, Ltd.	2,724,578
1,908,970	WH Group, Ltd.	1,113,456
		25,196,922
	Finland—0.7%
197,290	Kemira Oyj	3,018,310
	France—13.4%
8,655	Alten SA	1,081,130
342,430	Rubis SCA	8,989,959
130,882	Safran SA	16,344,488
382,960	SCOR SE	8,797,509
517,117	Tarkett SA(a)	6,346,771
250,808	TotalEnergies SE	15,696,956
		57,256,813
	Germany—7.9%
204,604	Deutsche Post AG, Registered	7,634,756
315,180	Fresenius SE & Co., KGaA	8,777,265
52,550	Henkel AG & Co., KGaA	3,367,016
19,744	Krones AG	2,199,665
13,543	Muenchener Rueckversicherungs AG, Registered	4,367,669
120,547	Norma Group SE	2,171,583
26,253	Rheinmetall AG	5,210,725
		33,728,679
	Hong Kong—1.7%
1,663,100	Chow Sang Sang Holdings International, Ltd.	2,195,961
372,000	CK Hutchison Holdings, Ltd.	2,228,740
4,870,000	Emperor Entertainment Hotel, Ltd.(a)	368,138
734,000	Hang Lung Group, Ltd.	1,345,259
45,710	Luk Fook Holdings International, Ltd.	135,606
109,796	Miramar Hotel & Investment	171,149
1,580,000	TAI Cheung Holdings, Ltd.	892,741
		7,337,594
Shares		Value*
	Ireland—0.3%
135,575	Grafton Group plc	$1,283,643
	Italy—0.9%
129,036	Buzzi Unicem SpA	2,479,107
66,455	SOL SpA	1,252,934
		3,732,041
	Japan—5.5%
166,700	ADEKA Corp.	2,706,071
111,200	Fuji Seal International, Inc.	1,411,923
12,000	Fukuda Denshi Co., Ltd.	415,333
42,405	Fuso Chemical Co., Ltd.	1,081,684
111,630	Inaba Denki Sangyo Co., Ltd.	2,271,890
20,600	Kamigumi Co., Ltd.	417,134
88,700	Konishi Co., Ltd.	1,120,899
288,625	Kuraray Co., Ltd.	2,297,674
111,685	Nabtesco Corp.	2,817,683
62,795	Nifco, Inc.	1,456,435
57,855	Nihon Kohden Corp.	1,396,991
33,045	Okamoto Industries, Inc.	921,466
67,300	Shizuoka Gas Co., Ltd.	558,447
108,745	Sumitomo Heavy Industries, Ltd.	2,159,420
44,060	Taikisha, Ltd.	1,106,200
47,965	Transcosmos, Inc.	1,171,577
		23,310,827
	Mexico—2.9%
79,141	Coca-Cola FEMSA SAB de CV, Sponsored ADR	5,372,091
2,625,871	Megacable Holdings SAB de CV	6,989,387
		12,361,478
	Netherlands—2.1%
37,400	Heineken NV	3,512,260
71,375	Heineken Holding NV	5,495,845
		9,008,105
	Philippines—0.5%
6,997,100	Alliance Global Group, Inc.	1,500,576
937,800	China Banking Corp.	462,086
		1,962,662
	Singapore—4.8%
393,730	DBS Group Holdings, Ltd.	9,952,563
461,100	United Overseas Bank, Ltd.	10,547,710
		20,500,273
	South Korea—3.2%
27,787	Binggrae Co., Ltd.	865,056
132,823	Hankook & Co., Ltd	1,465,551
17,345	Hyundai Mobis Co., Ltd.	2,751,235
37,361	Kangnam Jevisco Co., Ltd.	613,674
89,851	LG Corp.	5,563,586
26,877	LX Holdings Corp.(a)	180,028
47,060	Samsung Electronics Co., Ltd.	2,065,616
		13,504,746
	Sweden—4.7%
38,380	Autoliv, Inc.	2,939,140
645,133	Husqvarna AB, Class B	4,537,720

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
	Sweden (continued)
317,975	SKF AB, Class B	$4,863,755
323,568	Trelleborg AB, Class B	7,484,987
		19,825,602
	Switzerland—11.4%
109,670	Nestlé SA, Registered	12,660,389
69,216	Novartis AG, Registered	6,260,148
5,015	Phoenix Mecano AG	1,788,382
33,130	Roche Holding AG	10,404,501
25,789	TX Group AG	4,118,540
27,414	Zurich Insurance Group AG	13,098,221
		48,330,181
	Taiwan—0.1%
	Miscellaneous Security(b)	332,826
	Thailand—1.1%
1,110,600	Bangkok Bank Public Co., Ltd., NVDR	4,740,824
	United Kingdom—14.8%
320,418	Babcock International Group plc(a)	1,090,340
1,128,027	BAE Systems plc	11,592,413
687,872	CNH Industrial NV	11,001,856
291,588	Diageo plc	12,699,481
385,777	GSK plc	6,634,108
306,936	Howden Joinery Group plc	2,062,177
871,910	Inchcape plc	8,565,535
1,504,280	Johnson Service Group plc	1,753,404
744,541	Lookers plc	675,873
107,702	Unilever plc	5,387,986
2,741,248	Vertu Motors plc	1,762,914
		63,226,087
	United States—12.0%
70,070	Alphabet, Inc., Class A(a)	6,182,276
2,730	AutoZone, Inc.(a)	6,732,671
41,700	Berkshire Hathaway, Inc., Class B(a)	12,881,130
56,475	FMC Corp.	7,048,080
198,422	Ionis Pharmaceuticals, Inc.(a)	7,494,399
61,790	Johnson & Johnson	10,915,204
		51,253,760

TOTAL COMMON STOCKS (Cost $357,014,111)		410,308,985

Shares		Value*

PREFERRED STOCKS—0.7%
	Chile—0.4%
940,000	Embotelladora Andina SA, Class A	$1,809,496
	Germany—0.3%
29,000	Jungheinrich AG	819,008
648	KSB AG	232,014
		1,051,022

TOTAL PREFERRED STOCKS (Cost $3,455,379)		2,860,518

REGISTERED INVESTMENT COMPANY—2.4%
10,444,013	Dreyfus Government Securities Cash Management– Institutional Shares 4.00%(c) (Cost $10,444,013)	10,444,013
INVESTMENTS IN SECURITIES (Cost $370,913,503)	99.5%	423,613,516
OTHER ASSETS AND LIABILITIES (Net)	0.5	2,036,610
NET ASSETS	100.0%	$425,650,126

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $332,826 represents 0.1% of the net assets of the Fund.
(c)	Rate disclosed is the 7-day yield at December 31, 2022.
Abbreviations:
ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
December 31, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	22.6%
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Insurance	9.8
Banks	6.7
Beverage	6.4
Materials	6.1
Retailing	5.7
Food	5.2
Software & Services	4.0
Energy	3.7
Health Care Equipment & Services	2.8
Media	2.6
Utilities	2.2
Household & Personal Products	2.1
Transportation	1.9
Automobiles & Components	1.7
Technology Hardware & Equipment	0.9
Commercial Services & Supplies	0.7
Real Estate	0.6
Consumer Durables & Apparel	0.5
Diversified Financials	0.3
Consumer Services	0.1
Total Common Stocks	96.4
Preferred Stocks	0.7
Registered Investment Company	2.4
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
December 31, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United Kingdom	15%
France	13
United States	12
Switzerland	11
Germany	8
China	6
Japan	6
Singapore	5
Other Countries(a)	21
Money Market Funds and Other Assets and Liabilities (Net)	3
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Ireland, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden, Taiwan and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—93.9%
	Belgium—0.8%
64,487	Fagron NV	$914,759
38,820	KBC Group NV	2,491,967
		3,406,726
	Canada—1.1%
18,010	Lassonde Industries, Inc., Class A	1,479,134
98,414	Winpak, Ltd.	3,054,942
		4,534,076
	China—2.6%
231,680	Baidu, Inc., Class A(a)	3,304,140
3,283,500	Dali Foods Group Co., Ltd.	1,493,913
797,375	Haitian International Holdings, Ltd.	2,125,327
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	352,446
2,349,905	Uni-President China Holdings, Ltd.	2,345,689
1,531,400	WH Group, Ltd.	893,228
		10,514,743
	Finland—0.6%
170,196	Kemira Oyj	2,603,803
	France—11.0%
8,155	Alten SA	1,018,672
170,526	Rubis SCA	4,476,891
118,920	Safran SA	14,850,678
355,239	SCOR SE	8,160,692
150,328	Tarkett SA(a)	1,845,032
236,380	TotalEnergies SE	14,793,972
		45,145,937
	Germany—8.0%
190,881	Deutsche Post AG, Registered	7,122,685
301,060	Fresenius SE & Co., KGaA	8,384,045
84,400	Henkel AG & Co., KGaA	5,407,729
41,893	Krones AG	4,667,270
150,000	Norma Group SE	2,702,161
23,478	Rheinmetall AG	4,659,940
		32,943,830
	Hong Kong—1.2%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,381,141
476,000	CK Hutchison Holdings, Ltd.	2,851,828
214,000	Luk Fook Holdings International, Ltd.	634,864
		4,867,833
	Ireland—0.3%
123,580	Grafton Group plc	1,170,073
	Italy—0.8%
159,790	Buzzi Unicem SpA	3,069,969
	Japan—4.2%
63,220	ADEKA Corp.	1,026,262
41,700	Fuji Seal International, Inc.	529,471
40,205	Fuso Chemical Co., Ltd.	1,025,565
36,595	Inaba Denki Sangyo Co., Ltd.	744,780
Shares		Value*
	Japan (continued)
239,905	Kuraray Co., Ltd.	$1,909,826
130,035	Nabtesco Corp.	3,280,633
48,495	Nifco, Inc.	1,124,768
48,115	Nihon Kohden Corp.	1,161,805
28,005	Okamoto Industries, Inc.	780,925
145,060	Sumitomo Heavy Industries, Ltd.	2,880,551
34,620	Taikisha, Ltd.	869,193
42,760	Transcosmos, Inc.	1,044,441
99,120	YAMABIKO Corp.	818,776
		17,196,996
	Mexico—2.1%
76,490	Coca-Cola FEMSA SAB de CV, Sponsored ADR(b)	5,192,141
1,222,747	Megacable Holdings SAB de CV	3,254,635
		8,446,776
	Netherlands—2.4%
128,033	Heineken Holding NV	9,858,487
	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,403,170
	Singapore—2.2%
386,517	United Overseas Bank, Ltd.	8,841,616
	South Korea—1.2%
22,373	Binggrae Co., Ltd.	696,509
70,858	LG Corp.	4,387,537
		5,084,046
	Sweden—4.1%
33,829	Autoliv, Inc.	2,590,625
575,755	Husqvarna AB, Class B	4,049,730
256,145	SKF AB, Class B	3,918,001
271,905	Trelleborg AB, Class B	6,289,885
		16,848,241
	Switzerland—6.9%
118,780	Nestlé SA, ADR	13,700,085
50,749	Novartis AG, Registered	4,589,925
25,228	Roche Holding AG	7,922,873
4,637	Zurich Insurance Group AG	2,215,527
		28,428,410
	United Kingdom—10.6%
529,590	BAE Systems plc	5,442,446
709,810	CNH Industrial NV	11,352,733
62,715	Diageo plc, Sponsored ADR	11,175,186
252,750	Howden Joinery Group plc	1,698,123
282,425	Inchcape plc	2,774,508
1,269,763	Johnson Service Group plc	1,480,049
185,395	Unilever plc, Sponsored ADR	9,334,638
		43,257,683
	United States—33.5%
123,000	Alphabet, Inc., Class A(a)	10,852,290
29,300	Alphabet, Inc., Class C(a)	2,599,789
3,595	AutoZone, Inc.(a)	8,865,917
76,760	Bank of America Corp.	2,542,291

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
	United States (continued)
76,570	Bank of New York Mellon Corp./The	$3,485,466
60	Berkshire Hathaway, Inc., Class A(a)	28,122,658
140,841	Comcast Corp., Class A	4,925,210
60,962	Concentrix Corp.	8,117,700
107,535	Enterprise Products Partners LP	2,593,744
35,160	FedEx Corp.	6,089,712
45,731	FMC Corp.	5,707,229
72,000	Intel Corp.	1,902,960
190,425	Ionis Pharmaceuticals, Inc.(a)	7,192,352
66,608	Johnson & Johnson	11,766,303
33,708	National Western Life Group, Inc., Class A	9,471,948
76,370	Paramount Global, Class B	1,289,126
24,140	Thor Industries, Inc.	1,822,329
50,625	Truist Financial Corp.	2,178,394
23,825	Vertex Pharmaceuticals, Inc.(a)	6,880,183
263,163	Wells Fargo & Co.	10,866,000
		137,271,601

TOTAL COMMON STOCKS (Cost $232,054,570)		384,894,016

PREFERRED STOCK—0.2%
	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	947,098

REGISTERED INVESTMENT COMPANY—2.3%
9,580,243	Dreyfus Government Securities Cash Management– Institutional Shares 4.00%(c) (Cost $9,580,243)	9,580,243

Face Value		Value*
U.S. TREASURY BILL—2.6%
$11,000,000	4.669%(d) due 06/01/2023(b) (Cost $10,792,375)	$10,795,011
INVESTMENTS IN SECURITIES (Cost $253,345,564)	99.0%	406,216,368

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.9	3,531,931
OTHER ASSETS AND LIABILITIES (Net)	0.1	217,686
NET ASSETS	100.0%	$409,965,985

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	This position has been segregated to cover certain open forward contracts. At December 31, 2022, liquid assets totaling $15,987,152 have been segregated to cover such open forward contracts.
(c)	Rate disclosed is the 7-day yield at December 31, 2022.
(d)	Rate represents annualized yield at date of purchase.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
December 31, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	20.1%
Insurance	11.7
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Software & Services	6.5
Banks	6.6
Beverage	6.4
Food	5.0
Materials	4.8
Energy	4.2
Household & Personal Products	3.6
Transportation	3.2
Retailing	3.0
Health Care Equipment & Services	2.6
Media	2.3
Automobiles & Components	1.3
Utilities	1.1
Diversified Financials	0.9
Semiconductors & Semiconductor Equipment	0.5
Commercial Services & Supplies	0.4
Consumer Durables & Apparel	0.3
Total Common Stocks	93.9
Preferred Stock	0.2
Registered Investment Company	2.3
U.S. Treasury Bill	2.6
Unrealized Appreciation on Forward Contracts	0.9
Other Assets and Liabilities (Net)	0.1
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
December 31, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	34%
France	11
United Kingdom	11
Germany	8
Switzerland	7
Japan	4
Sweden	4
China	3
Other Countries(a)	12
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	6
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Ireland, Italy, Mexico, Netherlands, Philippines, Singapore and South Korea
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
December 31, 2022 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/22*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
560,000	Canadian Dollar	SSB	1/6/23	$408,443	$413,313	$4,870
26,700,000	Chinese Yuan	JPM	1/12/23	3,738,093	3,863,015	124,922
45,000,000	Chinese Yuan	BNY	1/13/23	6,258,942	6,511,217	252,275
18,500,000	Mexican Peso	SSB	1/6/23	945,346	948,026	2,680
TOTAL				$11,350,824	$11,735,571	$384,747
FORWARD EXCHANGE CONTRACTS TO SELL(a)
2,500,000	Canadian Dollar	SSB	1/6/23	$(1,949,781)	$(1,845,148)	$104,633
720,000,000	Chilean Peso	SSB	8/3/23	(733,945)	(823,444)	(89,499)
26,700,000	Chinese Yuan	JPM	1/12/23	(4,098,612)	(3,863,015)	235,597
45,000,000	Chinese Yuan	BNY	1/13/23	(6,915,736)	(6,511,217)	404,519
20,000,000	Chinese Yuan	SSB	1/17/23	(3,064,251)	(2,894,796)	169,455
28,500,000	Chinese Yuan	JPM	2/17/23	(4,406,444)	(4,135,196)	271,248
5,000,000	European Union Euro	NTC	4/5/23	(5,614,350)	(5,371,479)	242,871
7,000,000	European Union Euro	BNY	5/15/23	(7,593,530)	(7,537,278)	56,252
13,500,000	European Union Euro	BNY	5/22/23	(14,421,375)	(14,542,003)	(120,628)
9,000,000	European Union Euro	BNY	6/23/23	(9,629,370)	(9,712,455)	(83,085)
4,300,000	European Union Euro	NTC	10/26/23	(4,339,861)	(4,667,966)	(328,105)
6,500,000	Great Britain Pound Sterling	SSB	1/12/23	(8,777,990)	(7,821,730)	956,260
8,000,000	Great Britain Pound Sterling	JPM	7/17/23	(9,670,000)	(9,663,355)	6,645
4,000,000	Great Britain Pound Sterling	NTC	8/3/23	(4,850,580)	(4,832,563)	18,017
7,800,000	Hong Kong Dollar	SSB	3/23/23	(1,000,850)	(1,000,885)	(35)
10,000,000	Hong Kong Dollar	SSB	4/28/23	(1,280,230)	(1,283,591)	(3,361)
9,000,000	Hong Kong Dollar	NTC	6/15/23	(1,153,306)	(1,155,641)	(2,335)
6,300,000	Hong Kong Dollar	NTC	8/14/23	(804,762)	(809,130)	(4,368)
15,000,000	Hong Kong Dollar	BNY	8/31/23	(1,918,130)	(1,926,582)	(8,452)
165,000,000	Japanese Yen	SSB	2/2/23	(1,517,032)	(1,256,272)	260,760
260,000,000	Japanese Yen	JPM	5/19/23	(2,296,597)	(2,009,388)	287,209
160,000,000	Japanese Yen	SSB	6/16/23	(1,426,377)	(1,241,548)	184,829
400,000,000	Japanese Yen	JPM	8/10/23	(3,538,570)	(3,128,436)	410,134
350,000,000	Japanese Yen	BNY	12/8/23	(2,650,110)	(2,785,282)	(135,172)
350,000,000	Japanese Yen	SSB	12/11/23	(2,770,719)	(2,786,501)	(15,782)
18,500,000	Mexican Peso	SSB	1/6/23	(839,314)	(948,026)	(108,712)
64,000,000	Mexican Peso	JPM	6/2/23	(2,991,982)	(3,191,734)	(199,752)
20,000,000	Mexican Peso	BNY	7/7/23	(930,142)	(990,986)	(60,844)
26,000,000	Philippine Peso	SSB	3/23/23	(483,541)	(465,424)	18,117
29,000,000	Philippine Peso	JPM	11/15/23	(488,051)	(516,252)	(28,201)
10,500,000	Singapore Dollar	SSB	1/12/23	(7,744,648)	(7,830,676)	(86,028)
4,900,000,000	South Korean Won	JPM	3/13/23	(4,056,291)	(3,883,146)	173,145
1,100,000,000	South Korean Won	JPM	5/4/23	(880,000)	(873,896)	6,104
13,500,000	Swedish Krona	NTC	2/17/23	(1,499,967)	(1,299,347)	200,620
37,000,000	Swedish Krona	NTC	4/5/23	(3,940,782)	(3,570,615)	370,167
28,500,000	Swedish Krona	NTC	8/18/23	(2,875,303)	(2,767,766)	107,537
4,700,000	Swiss Franc	JPM	12/13/23	(5,211,596)	(5,263,557)	(51,961)
9,200,000	Swiss Franc	JPM	12/28/23	(10,308,123)	(10,318,738)	(10,615)
TOTAL				$(148,672,248)	$(145,525,064)	$3,147,184
Unrealized Appreciation on Forward Contracts (Net)						$3,531,931

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2022 (Unaudited)
Shares		Value*
COMMON STOCKS—97.0%
	Belgium—0.7%
7,175	KBC Group NV	$460,584
	China—3.0%
2,033,530	Dali Foods Group Co., Ltd.	925,207
976,845	Uni-President China Holdings, Ltd.	975,093
		1,900,300
	Finland—2.3%
95,220	Kemira Oyj	1,456,756
	France—9.7%
58,430	Rubis SCA	1,533,987
16,835	Safran SA	2,102,348
88,650	SCOR SE	2,036,503
44,294	Tarkett SA(a)	543,637
		6,216,475
	Germany—8.3%
36,145	Deutsche Post AG, Registered	1,348,743
44,445	Fresenius Medical Care AG & Co., KGaA, ADR	726,231
50,225	Fresenius SE & Co., KGaA	1,398,687
3,250	Muenchener Rueckversicherungs AG, Registered	1,048,137
41,885	Norma Group SE	754,534
		5,276,332
	Hong Kong—5.9%
177,500	CK Hutchison Holdings, Ltd.	1,063,444
407,000	Hang Lung Group, Ltd.	745,940
15,465	Jardine Matheson Holdings, Ltd.	786,718
497,350	Johnson Electric Holdings, Ltd.	626,142
172,775	Luk Fook Holdings International, Ltd.	512,564
		3,734,808
	Ireland—0.6%
40,695	Grafton Group plc	385,306
	Japan—5.2%
42,370	ADEKA Corp.	687,800
45,315	Inaba Denki Sangyo Co., Ltd.	922,249
56,600	Kuraray Co., Ltd.	450,579
16,420	Nabtesco Corp.	414,258
17,685	Sumitomo Heavy Industries, Ltd.	351,182
35,785	Takasago Thermal Engineering Co., Ltd.	480,724
		3,306,792
	Mexico—3.3%
9,925	Coca-Cola FEMSA SAB de CV, Sponsored ADR	673,709
531,475	Megacable Holdings SAB de CV	1,414,648
		2,088,357
	Singapore—5.5%
67,295	DBS Group Holdings, Ltd.	1,701,059
78,510	United Overseas Bank, Ltd.	1,795,924
		3,496,983
Shares		Value*
	South Korea—1.3%
13,365	LG Corp.	$827,563
	Sweden—7.2%
10,925	Autoliv, Inc.	836,636
101,255	Husqvarna AB, Class B	712,205
48,290	SKF AB, Class B	738,645
100,550	Trelleborg AB, Class B	2,325,989
		4,613,475
	Switzerland—12.6%
31,255	Nestlé SA, Registered	3,608,101
16,072	Novartis AG, Registered	1,453,610
6,265	Roche Holding AG	1,967,528
2,187	Zurich Insurance Group AG	1,044,934
		8,074,173
	United Kingdom—15.5%
220,690	BAE Systems plc	2,267,969
68,020	Diageo plc	2,962,463
78,507	GSK plc	1,350,065
47,690	Howden Joinery Group plc	320,409
133,180	Inchcape plc	1,308,344
33,700	Unilever plc	1,685,903
		9,895,153
	United States—15.9%
41,145	Bank of America Corp.	1,362,723
28,760	Enterprise Products Partners LP	693,691
11,775	Intel Corp.	311,213
13,405	Johnson & Johnson	2,367,993
13,145	Paramount Global, Class B	221,888
12,795	Progressive Corp./The	1,659,640
30,645	Truist Financial Corp.	1,318,654
30,030	U.S. Bancorp	1,309,608
23,711	Verizon Communications, Inc.	934,213
		10,179,623

TOTAL COMMON STOCKS (Cost $49,798,510)		61,912,680

REGISTERED INVESTMENT COMPANY—2.3%
1,476,579	Dreyfus Government Securities Cash Management– Institutional Shares 4.00%(b) (Cost $1,476,579)	1,476,579
INVESTMENTS IN SECURITIES (Cost $51,275,089)	99.3%	63,389,259
OTHER ASSETS AND LIABILITIES (Net)	0.7	443,915
NET ASSETS	100.0%	$63,833,174

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2022.
Abbreviations:
ADR —	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
December 31, 2022 (Unaudited)
Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Capital Goods	23.5%
Banks	12.5
Pharmaceuticals, Biotechnology & Life Sciences	11.2
Insurance	9.1
Food	8.6
Beverage	5.6
Materials	4.0
Health Care Equipment & Services	3.3
Retailing	2.9
Household & Personal Products	2.6
Media	2.6
Utilities	2.4
Automobiles & Components	2.3
Transportation	2.1
Telecommunication Services	1.5
Real Estate	1.2
Energy	1.1
Semiconductors & Semiconductor Equipment	0.5
Total Common Stocks	97.0
Registered Investment Company	2.3
Other Assets and Liabilities (Net)	0.7
Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
December 31, 2022 (Unaudited)
Portfolio Composition	Percentage of Net Assets
United States	16%
United Kingdom	16
Switzerland	13
France	10
Germany	8
Sweden	7
Hong Kong	6
Singapore	5
Other Countries(a)	16
Money Market Funds and Other Assets and Liabilities (Net)	3
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Ireland, Japan, Mexico and South Korea

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2022. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.
International Value Fund	Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 48,428,771	$ —	$ 48,428,771	$—
China	261,216,080	—	261,216,080	—
Czech Republic	2,066,315	—	2,066,315	—
Finland	36,187,485	—	36,187,485	—
France	586,562,191	18,742,462	567,819,729	—
Germany	488,415,391	18,080,922	470,334,469	—
Hong Kong	87,884,778	8,099,033	79,785,745	—
Ireland	16,282,886	—	16,282,886	—
Italy	108,751,576	—	108,751,576	—
Japan	184,586,204	—	184,586,204	—
Netherlands	166,383,692	—	166,383,692	—
Philippines	4,848,660	—	4,848,660	—
Singapore	307,989,895	—	307,989,895	—
South Korea	98,557,495	—	98,557,495	—
Sweden	265,669,863	50,642,354	215,027,509	—
Switzerland	781,630,390	12,432,326	769,198,064	—
United Kingdom	863,237,494	18,297,778	844,939,716	—
All Other Countries	1,011,639,857	1,011,639,857	—	—
Preferred Stocks	29,838,661	29,838,661	—	—
Registered Investment Company	122,416,620	122,416,620	—	—
U.S. Treasury Bill	98,870,833	—	98,870,833	—
Total Investments in Securities	5,571,465,137	1,290,190,013	4,281,275,124	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	58,687,312	—	58,687,312	—
Liability
Unrealized depreciation of forward exchange contracts	(42,774,488)	—	(42,774,488)	—
Total	$5,587,377,961	$1,290,190,013	$4,297,187,948	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
International Value Fund II - Currency Unhedged	Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 4,104,486	$ —	$ 4,104,486	$—
Canada	6,293,126	3,991,565	2,301,561	—
China	25,196,922	—	25,196,922	—
Finland	3,018,310	—	3,018,310	—
France	57,256,813	6,346,771	50,910,042	—
Germany	33,728,679	—	33,728,679	—
Hong Kong	7,337,594	1,260,879	6,076,715	—
Ireland	1,283,643	—	1,283,643	—
Italy	3,732,041	—	3,732,041	—
Japan	23,310,827	—	23,310,827	—
Netherlands	9,008,105	—	9,008,105	—
Philippines	1,962,662	—	1,962,662	—
Singapore	20,500,273	—	20,500,273	—
South Korea	13,504,746	—	13,504,746	—
Sweden	19,825,602	2,939,140	16,886,462	—
Switzerland	48,330,181	—	48,330,181	—
Taiwan	332,826	—	332,826	—
Thailand	4,740,824	—	4,740,824	—
United Kingdom	63,226,087	1,753,404	61,472,683	—
All Other Countries	63,615,238	63,615,238	—	—
Preferred Stocks
Chile	1,809,496	1,809,496	—	—
Germany	1,051,022	—	1,051,022	—
Registered Investment Company	10,444,013	10,444,013	—	—
Total	$423,613,516	$92,160,506	$331,453,010	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Value Fund	Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 3,406,726	$ —	$ 3,406,726	$—
China	10,514,743	—	10,514,743	—
Finland	2,603,803	—	2,603,803	—
France	45,145,937	1,845,032	43,300,905	—
Germany	32,943,830	—	32,943,830	—
Hong Kong	4,867,833	—	4,867,833	—
Ireland	1,170,073	—	1,170,073	—
Italy	3,069,969	—	3,069,969	—
Japan	17,196,996	—	17,196,996	—
Netherlands	9,858,487	—	9,858,487	—
Philippines	1,403,170	—	1,403,170	—
Singapore	8,841,616	—	8,841,616	—
South Korea	5,084,046	—	5,084,046	—
Sweden	16,848,241	2,590,625	14,257,616	—
Switzerland	28,428,410	13,700,085	14,728,325	—
United Kingdom	43,257,683	21,989,873	21,267,810	—
All Other Countries	150,252,453	150,252,453	—	—
Preferred Stock	947,098	947,098	—	—
Registered Investment Company	9,580,243	9,580,243	—	—
U.S. Treasury Bill	10,795,011	—	10,795,011	—
Total Investments in Securities	406,216,368	200,905,409	205,310,959	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,868,866	—	4,868,866	—
Liability
Unrealized depreciation of forward exchange contracts	(1,336,935)	—	(1,336,935)	—
Total	$409,748,299	$200,905,409	$208,842,890	$—
Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Belgium	$ 460,584	$ —	$ 460,584	$—
China	1,900,300	—	1,900,300	—
Finland	1,456,756	—	1,456,756	—
France	6,216,475	543,637	5,672,838	—
Germany	5,276,332	726,231	4,550,101	—
Hong Kong	3,734,808	—	3,734,808	—
Ireland	385,306	—	385,306	—
Japan	3,306,792	—	3,306,792	—
Singapore	3,496,983	—	3,496,983	—
South Korea	827,563	—	827,563	—
Sweden	4,613,475	836,636	3,776,839	—
Switzerland	8,074,173	—	8,074,173	—
United Kingdom	9,895,153	—	9,895,153	—
All Other Countries	12,267,980	12,267,980	—	—
Registered Investment Company	1,476,579	1,476,579	—	—
Total	$63,389,259	$15,851,063	$47,538,196	$—
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2022:
Shares Held at 3/31/22	Name of Issuer†	Value at 3/31/22	Purchase Cost	Sales Proceeds	Value at 12/31/22	Shares Held at 12/31/22	Change in Net Unrealized Depreciation 4/1/22 to 12/31/22
251,390	Lassonde Industries Inc, Class A	$28,702,396	$—	$—	$20,646,282	251,390	$(8,056,114)
68,178	Phoenix Mecano AG	28,955,728	—	—	24,312,722	68,178	(4,643,006)
		$57,658,124	$—	$—	$44,959,004		$(12,699,120)

†	Issuer country: Canada and Switzerland, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.